TRADE ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥31,669,331	¥42,135,448	$6,623,593
Allowance for credit losses	(4,982,443)	(386,970)	(60,830)
Total third-parties, net	¥26,686,888	¥41,748,478	$6,562,763

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥4,332,984	¥6,231,563	$979,587
Allowance for credit losses	(4,332,984)	(6,231,563)	(979,587)
Total third-parties, net	¥—	¥—	$—

Schedule of Movement of allowance for credit losses

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥5,849,504	¥9,315,427	$1,464,363
Charge to (reversal of) credit losses	3,730,606	(2,647,068)	(416,113)
Less: write-off	(254,853)	—	—
Foreign currency translation adjustments	(9,830)	(49,826)	(7,833)
Ending balance	¥9,315,427	¥6,618,533	$1,040,417